UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                  811-7810

Exact name of registrant as                          Delaware Investments
specified in charter:                                Colorado Insured
                                                     Municipal Income Fund, Inc.

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             March 31

Date of reporting period:                            December 31, 2006

Item 1.  Schedule of Investments.


Schedule of Investments (Unaudited)


Delaware Investments Colorado Insured Municipal Income Fund, Inc.
_________________________________________________________________

December 31, 2006


                                                                                                            Principal      Market
                                                                                                             Amount        Value
Municipal Bonds - 152.40%

Education Revenue Bonds - 29.79%
Boulder County Development Revenue (University Corporation for Atmospheric Research) 5.00% 9/1/26 (MBIA)   $4,500,000    $4,675,230
Colorado Educational & Cultural Facilities Authority
     (Johnson & Wales University Project) Series A 5.00% 4/1/28 (XLCA)                                      3,000,000     3,138,210
     (Littleton School Project) 4.375% 1/15/36 (CIFG)                                                       1,200,000     1,178,664
     (University of Colorado Foundation Project) 5.00% 7/1/27 (AMBAC)                                       4,000,000     4,195,920
     (University of Northern Colorado) Series A 5.00% 7/1/31 (MBIA)                                         2,500,000     2,590,150
Colorado State Board of Governors (Colorado University) Series B 5.00% 3/1/35 (AMBAC)                       1,800,000     1,894,464
University of Northern Colorado Revenue Refunding 5.00% 6/1/35 (FSA)                                        4,000,000     4,240,920
                                                                                                                          _________

                                                                                                                         21,913,558
                                                                                                                         __________
Electric Revenue Bonds - 1.48%
Arkansas River Power Authority Colorado Power Revenue Improvement 5.25% 10/1/32 (XLCA)                      1,000,000     1,087,860
                                                                                                                          _________

                                                                                                                          1,087,860
                                                                                                                          _________
Health Care Revenue Bonds - 5.34%
Colorado Health Facilities Authority Revenue
     (North Colorado Medical Center) 5.95% 5/15/12 (MBIA)                                                   1,250,000     1,262,388
     (Porter Place) Series A 6.00% 1/20/36 (GNMA)                                                           2,515,000     2,667,585
                                                                                                                          _________

                                                                                                                          3,929,973
                                                                                                                          _________
Lease Revenue Bonds - 10.93%
Broomfield City & County Certificates of Participation 5.75% 12/1/24 (AMBAC)                                1,500,000     1,580,985
Colorado Educational & Cultural Facilities Authority (Bromley School Project) 5.25% 9/15/32 (XLCA)          1,000,000     1,080,040
Denver Convention Center Series A 5.00% 12/1/35 (XLCA)                                                      2,000,000     2,121,960
Glendale Certificates Participation 5.00% 12/1/25 (XLCA)                                                    1,500,000     1,607,205
Westminster Building Authority Certificates of Participation 5.25% 12/1/22 (MBIA)                           1,555,000     1,648,860
                                                                                                                          _________

                                                                                                                          8,039,050
                                                                                                                          _________
Local General Obligation Bonds - 14.51%
Adams & Arapahoe Counties Joint School District #28J (Aurora) Series A 5.25% 12/1/25 (MBIA)                 2,000,000     2,195,300
Adams County Colorado School District #14 5.125% 12/1/31 (FSA)                                                500,000       541,760
Arapahoe County Water & Wastewater Public Improvement District Refunding Series A 5.125% 12/1/32 (MBIA)     1,000,000     1,059,310
Bowles Metropolitan District 5.00% 12/1/33 (FSA)                                                            2,000,000     2,109,920
Centennial Downs Metropolitan District 5.00% 12/1/28 (AMBAC)                                                1,000,000     1,060,670
Douglas County School District #Re-1 (Douglas & Elbert Counties) 5.00% 12/15/21 (MBIA)                      1,000,000     1,052,160
Garfield County School District #Re-2 5.00% 12/1/25 (FSA)                                                   1,000,000     1,078,230
Green Valley Ranch Metropolitan District 5.75% 12/1/19 (AMBAC)                                              1,000,000     1,055,260
Sand Creek Metropolitan District Refunding & Improvement 5.00% 12/1/31 (XLCA)                                 500,000       524,255
                                                                                                                          _________

                                                                                                                         10,676,865
                                                                                                                         __________
$ Pre-Refunded Bonds - 55.99%
Auraria Higher Education Center Parking Facilities System Revenue 5.50% 4/1/26-10 (AMBAC)                   2,485,000     2,625,154
Aurora Certificates of Participation 5.50% 12/1/30-10 (AMBAC)                                               2,000,000     2,130,620
Burlingame Multifamily Housing Revenue Series A 6.00% 11/1/29-09 (MBIA)                                     2,290,000     2,459,231
City of Colorado Springs (Colorado Springs College Project) 5.375% 6/1/32-09 (MBIA)                         5,000,000     5,255,200
Colorado Educational & Cultural Facilities Authority (University of Denver Project)
     5.50% 3/1/21-11 (AMBAC)                                                                                3,200,000     3,427,648
     Series B 5.25% 3/1/35-16 (FGIC)                                                                        1,500,000     1,632,480
Colorado Water Resources & Power Development Authority Revenue Series A 5.80% 11/1/20-10 (FGIC)             1,220,000     1,313,330
Denver City & County Excise Tax Revenue (Colorado Convention Center Project) Series A
     5.00% 9/1/20-11 (FSA)                                                                                  6,500,000     6,837,740
Denver Convention Center Series A 5.00% 12/1/33-13 (XLCA)                                                   3,000,000     3,235,200
E-470 Public Highway Authority Series A
     5.75% 9/1/29-10 (MBIA)                                                                                 3,000,000     3,262,170
     5.75% 9/1/35-10 (MBIA)                                                                                 1,700,000     1,848,563
Eagle County Certificates of Participation 5.40% 12/1/18-09 (MBIA)                                          1,000,000     1,059,200
Garfield Pitkin & Eagle County School District #Re-1 Series A (Roaring Fork County)
     Series A 5.00% 12/15/27-14 (FSA)                                                                       1,500,000     1,592,460
Lakewood Certificates of Participation 5.375% 12/1/22-10 (AMBAC)                                            2,000,000     2,125,340
Pueblo County (Library District Project) 5.80% 11/1/19-09 (AMBAC)                                           1,395,000     1,478,393
Weld & Adams Counties School District #Re-3J 5.00% 12/15/24-14 (FSA)                                          830,000       904,102
                                                                                                                            _______

                                                                                                                         41,186,831
                                                                                                                         __________
Special Tax Revenue Bonds - 5.52%
Broomfield County Sales & Use Tax Revenue Refunding & Improvement Series A 5.00% 12/1/31 (AMBAC)              650,000       683,956

Golden Sales & Use Tax Revenue Improvement Series B 5.10% 12/1/20 (AMBAC)                                   1,000,000     1,056,960
Gypsum Sales Tax & General Funding Revenue 5.25% 6/1/30 (Assured Gty)                                       1,000,000     1,085,250
Regional Transportation District Sales Tax Revenue (Fastracks Project) Series A 4.375% 11/1/31 (AMBAC)      1,250,000     1,231,300
                                                                                                                          _________

                                                                                                                          4,057,466
                                                                                                                          _________
Transportation Revenue Bonds - 17.88%
Denver City & County Airport Revenue
     Series A 5.00% 11/15/25 (FGIC)                                                                         1,000,000     1,069,520
     Series E 5.25% 11/15/23 (MBIA)                                                                         7,500,000     7,662,600
Northwest Parkway Public Highway Authority Series A 5.25% 6/15/41 (FSA)                                     4,150,000     4,424,398
                                                                                                                          _________

                                                                                                                         13,156,518
                                                                                                                         __________
Water & Sewer Revenue Bonds - 10.96%
Colorado Water Resources & Power Development Authority Small Revenue Series A 5.80% 11/1/20 (FGIC)            780,000       836,488
Colorado Water Resources & Power Development Authority Water Resources Revenue
     (Parker Water & Sanitation District) Series D
     5.125% 9/1/34 (MBIA)                                                                                   1,500,000     1,598,010
     5.25% 9/1/43 (MBIA)                                                                                    2,000,000     2,150,660
Lafayette Water Revenue Series A 5.00% 12/1/27 (MBIA)                                                       1,100,000     1,163,855
Ute Utility Water Conservancy District Revenue 5.75% 6/15/20 (MBIA)                                         2,155,000     2,312,228
                                                                                                                          _________

                                                                                                                          8,061,241
                                                                                                                          _________

Total Municipal Bonds (cost $106,202,125)                                                                               112,109,362
                                                                                                                        ___________

Short-Term Investments - 0.01%
~ Variable Rate Demand Notes - 0.01%
Moffat County Pollution Control Revenue Colorado Ute 4.00% 7/1/10                                               5,000         5,000
                                                                                                                              _____

Total Short-Term Investments (cost $5,000)                                                                                    5,000
                                                                                                                              _____


Total Market Value of Securities - 152.41%
     (cost $106,207,125)                                                                                                112,114,362

Receivables and Other Assets Net of Liabilities (See Notes) - 1.97%                                                       1,447,138

Liquidation Value of Preferred Stock - (54.38%)                                                                         (40,000,000)
                                                                                                                        ___________

Net Assets Applicable to 4,837,100 Shares Outstanding - 100.00%                                                         $73,561,500
                                                                                                                        ___________


$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
  maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

~ Variable rate security. The rate shown is the rate as of December 31, 2006.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
Assured Gty - Insured by the Assured Guaranty Corporation
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
XLCA - Insured by XL Capital Assurance
________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Colorado Insured Municipal Income Fund, Inc. (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi annual report on September 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                                               $106,208,220
                                                                  ____________

Aggregate unrealized appreciation                                    5,916,462
Aggregate unrealized depreciation                                      (10,320)
                                                                  ____________

Net unrealized appreciation                                       $  5,906,142
                                                                  ____________

3. Credit and Market Risk

The Fund uses leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because the Fund's net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees/Directors has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

     (b) Management has made changes that have materially affected, or are reasonably like to materially affect, registrant's internal controls over financial reporting. To seek to increase the controls' effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant's independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: